Parent Only Financial Information - Schedule of Condensed Statements of Operations and Comprehensive Loss (Details) - Reportable Legal Entities [Member] - Parent Company [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Condensed Statements of Operations [Line Items]
General and administrative expenses	¥ 24,204,888	¥ 15,519,779	¥ 103,314,272
Franchise and royalty expenses	3,567,500	3,558,350	3,527,900
Total costs and expenses, net	27,772,388	19,078,129	106,842,172
Operating loss	(27,772,388)	(19,078,129)	(106,842,172)
Equity in loss of subsidiaries	(303,182,244)	(364,918,487)	(628,343,362)
Interest income			7,641,583
Interest expense		(5,275,901)
Foreign currency transaction gain/(loss)	171,221	(1,003)	(6,944)
Loss of debt extinguishment	(73,078,104)	(10,657,161)
Gain on disposal of Popeyes business		70,664,684
Changes in fair value of Deferred Contingent consideration		(16,941,248)	(26,106,460)
Changes in fair value of convertible notes	(30,626,980)	(65,874,310)	(58,280,908)
Changes in fair value of warrant liabilities			(83,966,126)
Changes in fair value of ESA derivative liabilities			19,654,006
Loss before income taxes	(434,488,495)	(412,081,555)	(876,250,383)
Income tax expenses
Net loss	(434,488,495)	(412,081,555)	(876,250,383)
Other comprehensive income/(loss)
Fair value changes of convertible notes due to instrument-specific credit risk, net of nil income taxes	2,004,935	(1,494,507)	(2,116,740)
Foreign currency translation adjustment, net of nil income taxes	21,352,712	(10,812,516)	8,741,308
Amounts reclassified from accumulated other comprehensive income	5,850,700		(5,718,400)
Unrealized gain on short-term investments, net of nil income taxes			3,584,872
Total comprehensive loss	¥ (405,280,148)	¥ (424,388,578)	¥ (871,759,343)